WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 31.8%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	200,000	$207,770	(a)
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	145,007
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	59,561
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	19,695
AT&T Inc., Senior Notes	3.100%	2/1/43	260,000	249,728
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	76,953
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	292,495
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	158,768
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	21,475
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	81,271
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	165,673
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	56,116
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	64,201
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	76,096
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	243,110
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	230,000	227,593	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	95,338
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	207,122
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	178,766
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	11,010
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	57,460
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	127,509
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	13,883
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	122,844
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	45,517
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	252,062

Total Diversified Telecommunication Services				3,257,023

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	74,635

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,763
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	39,211
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	37,810
Alphabet Inc., Senior Notes	2.050%	8/15/50	80,000	69,989
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	380,000	394,720	(a)

Total Interactive Media & Services				561,493

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	$10,330	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	220,000	226,875
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	303,777
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	89,415
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	117,166
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	290,006
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	39,178	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	33,726
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	44,457
Comcast Corp., Senior Notes	3.100%	4/1/25	10,000	10,703
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	32,513
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	199,764
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	86,490
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	43,823
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	310,684
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	55,094
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	58,269
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	10,569
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,248
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	10,620
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	11,456
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	191,355
Comcast Corp., Senior Notes	3.450%	2/1/50	40,000	42,474
Comcast Corp., Senior Notes	2.800%	1/15/51	30,000	28,452

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	$25,553	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	64,592
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	33,914
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	58,869
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	51,133
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	175,666
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	14,367
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	113,708

Total Media				2,796,246

Wireless Telecommunication Services - 0.6%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	197,750	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	40,000	59,804
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	46,809
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	20,250
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	60,709
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	50,487
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	60,000	63,353
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	70,000	73,912	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	430,000	463,398
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	22,048
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	20,172
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	190,000	209,892
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	50,211
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	20,000	19,377
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	114,922

Total Wireless Telecommunication Services				1,473,094

TOTAL COMMUNICATION SERVICES				8,162,491

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.5%
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	31,482
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	437,325
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	32,727
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	70,326
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	260,000	276,570	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	373,761	(a)

Total Automobiles				1,222,191

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	$75,811	(a)

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	30,333	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	29,737	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	52,312	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	32,347	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	29,588	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	31,051
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	30,811
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	362,136
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	64,634
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	10,155
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	164,994
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	21,991
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	99,493
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	278,248
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	10,922
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	107,447
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	206,390
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	193,656	(a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	192,726	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	79,044	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	190,687	(a)

Total Hotels, Restaurants & Leisure				2,218,702

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	47,000	49,000
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	11,038

Total Household Durables				60,038

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	99,874
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	119,680
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	143,014
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	58,388

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	$50,681
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	70,903
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	67,480
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	109,309
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	84,432
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	25,444
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	586,433	(a)

Total Internet & Direct Marketing Retail				1,415,638

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,371

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	63,715
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	11,451
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	75,924
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	11,782
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	194,988
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	46,915

Total Specialty Retail				404,775

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,555	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	50,000	52,407	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	54,214	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	75,197
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	86,070
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	43,824
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	122,935

Total Textiles, Apparel & Luxury Goods				445,202

TOTAL CONSUMER DISCRETIONARY				5,852,728

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	360,000	395,052
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	180,000	221,597
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	79,053
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	106,047

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	$43,838
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	116,332
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	167,435
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	66,488
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	90,904
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	38,282
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	100,825
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,438
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	10,677
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	78,424
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	30,604
PepsiCo Inc., Senior Notes	3.625%	3/19/50	20,000	23,070
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	24,357

Total Beverages				1,603,423

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	88,013
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	49,802
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	19,839

Total Food & Staples Retailing				157,654

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	228,536	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	20,001
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	22,624
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	24,619
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	14,781
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	36,854
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	100,371
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	79,790
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	60,971
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	40,000	52,872
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	71,804	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	162,474

Total Food Products				875,697

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	$21,546
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	54,746

Total Household Products				76,292

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	20,744
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	35,954
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	14,951
Altria Group Inc., Senior Notes	2.450%	2/4/32	160,000	153,425
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	39,020
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	291,713
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	161,703
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	186,768
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	81,500	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,095
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	91,852
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	143,121
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	60,777
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	39,771
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	11,814
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	96,137

Total Tobacco				1,459,345

TOTAL CONSUMER STAPLES				4,172,411

ENERGY - 5.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,383
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	23,612
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	12,001

Total Energy Equipment & Services				39,996

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp., Senior Notes	4.375%	10/15/28	100,000	108,250
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	179,397
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	10,994
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	10,846

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	$90,657
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	44,503
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	84,408
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	21,418
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	141,747
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	66,933
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	170,000	163,776
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	43,279
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	110,000	119,143
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	21,219	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	110,000	117,584	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	50,000	52,750
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	20,969	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	120,546	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	92,050
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	32,341
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	41,284
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	10,366
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	45,199
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	10,957
Chevron USA Inc., Senior Notes	6.000%	3/1/41	40,000	58,059
Chevron USA Inc., Senior Notes	4.950%	8/15/47	30,000	40,146
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,787
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	190,000	208,016
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	110,000	124,426
ConocoPhillips, Senior Notes	3.750%	10/1/27	50,000	55,873	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	140,000	161,308	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	10,375
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	42,082
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	132,900
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	84,700	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	20,000	22,425
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	24,889	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	78,367	(a)

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	$115,789
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	43,615	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	287,046
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	34,297
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	164,415
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	31,511
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	32,142
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	21,402
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	394,495
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	71,750	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	73,402
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	45,923
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	35,189
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	248,668
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	11,606
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	11,936
Energy Transfer LP, Senior Notes	6.250%	4/15/49	270,000	355,341
Energy Transfer LP, Senior Notes	5.000%	5/15/50	20,000	23,116
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	239,077
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	32,239
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	210,000	219,557
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	30,648
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	12,047
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	12,265
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	45,150
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	42,400
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	43,421
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	33,490
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	23,361

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	$102,109
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	159,071
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,566
EQT Corp., Senior Notes	6.625%	2/1/25	10,000	11,458
EQT Corp., Senior Notes	3.900%	10/1/27	130,000	140,870
EQT Corp., Senior Notes	5.000%	1/15/29	30,000	33,816
EQT Corp., Senior Notes	3.625%	5/15/31	70,000	73,027	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	10,196
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	234,774
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	43,192
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	89,041
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	46,701
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,264
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	190,000	202,369
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	236,484	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	20,979
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,882
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	12,464
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	66,293
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	45,371
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	86,159
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	165,863
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	20,484	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,580
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	134,130
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	161,946
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	101,587
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	113,186
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	11,113
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	92,419
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	50,053
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	10,184
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	93,457
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	176,312
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	82,570

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	$71,700
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	37,706
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	29,958
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	66,687
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	47,964
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,246,176
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	289,871
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	33,458
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	93,225
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	163,327
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	19,753
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	90,000	87,584
Qatar Petroleum, Senior Notes	2.250%	7/12/31	210,000	208,272	(a)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	200,000	202,404	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	117,379
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	42,282
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	122,543
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	150,956
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	84,984
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	12,547
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	196,655
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	47,135
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	85,211
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	70,853
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	10,000	10,805
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	21,025

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	$21,894
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	50,000	54,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	10,347	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	110,000	113,831	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	70,000	73,952
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	21,489
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	230,000	254,437
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	11,544
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	58,595
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	50,000	58,930
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	30,000	30,006	(d)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	51,654
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	77,130
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	43,486
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	41,825
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	223,021
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	48,984

Total Oil, Gas & Consumable Fuels				13,088,822

TOTAL ENERGY				13,128,818

FINANCIALS - 9.9%
Banks - 7.5%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	387,100	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	210,082
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	419,742
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	93,424

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	$163,887
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	197,034
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	296,153	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	332,949	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	933,801	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	198,112	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	142,611	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	57,873	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	123,249	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	180,000	213,253	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	196,407	(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	141,323
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	44,811
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	236,550
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	164,700
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	32,893	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	80,575
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	201,594
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	228,172	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,356	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	$389,850	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	224,814	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	80,687
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	64,125
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	66,900
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	21,640	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	63,303
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	184,703
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	91,779	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	540,549	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	74,347	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	127,071	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,959
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	11,066
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	89,909
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	751,086
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	189,905
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	17,325
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	88,017
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	422,720
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	277,283
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	254,859	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	202,413	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	212,536	(a)(d)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	242,443
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	235,122	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	276,055	(d)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	$204,255	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	206,912	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	507,606	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	244,068	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	250,000	257,234	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	81,663	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	196,671	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	40,702	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	326,574	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	235,680	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	159,351	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	69,150	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	65,261
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	56,899
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	39,261
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	217,841	(d)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	212,935	(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	110,910
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	142,740
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	80,185
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	77,154

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	$202,957	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	150,925
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	80,210
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	436,998	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	182,954
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	64,157
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	203,754
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	238,811
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	154,877	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	302,886	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	770,000	1,034,865	(d)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	55,718
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	68,217
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	269,878
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	380,236
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	47,598
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	213,149

Total Banks				18,144,359

Capital Markets - 1.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	51,130
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	265,104
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	250,000	280,975
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	280,160	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	103,629
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	43,075
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	203,592
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	107,544
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	108,112
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	145,893
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	25,852
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	29,618	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	165,215	(d)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	$177,194	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	294,019	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	20,694	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	110,796
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	272,416
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	183,812
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	330,000	340,853	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	297,737	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	254,671	(d)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	201,448	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	382,079	(a)(c)(d)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	337,543	(a)

Total Capital Markets				4,683,161

Diversified Financial Services - 0.2%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	31,382
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	7,000	7,252	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	10,452	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	54,577	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	151,262	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	114,936	(e)(f)

Total Diversified Financial Services				369,861

Insurance - 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	41,901
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	141,574

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	$183,075
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	30,094	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	59,865	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	30,066	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	12,098	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	299,717	(a)

Total Insurance				798,390

TOTAL FINANCIALS				23,995,771

HEALTH CARE - 2.7%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	306,243
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	21,313
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	368,048
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	184,657
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	97,401
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	75,018
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	204,850
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	11,860
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	36,638
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	53,825
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	54,826
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	62,950

Total Biotechnology				1,477,629

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	96,524
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	101,884
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	54,228
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	68,000	72,325
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	9,000	9,730
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	9,983
Medtronic Inc., Senior Notes	3.500%	3/15/25	50,000	54,280

Total Health Care Equipment & Supplies				398,954

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	$31,067
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	92,532
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	53,620
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	100,045
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,911
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	10,366
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	72,954
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	77,815
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	185,043
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	61,315
CVS Health Corp., Senior Notes	3.700%	3/9/23	35,000	36,557
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	175,248
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	33,057
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	155,259
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	100,049
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	78,660
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	22,950
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	193,555
CVS Health Corp., Senior Notes	5.050%	3/25/48	140,000	180,524
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	22,375
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	91,632
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	119,095
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	10,604
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	34,022
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	34,442
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	45,055
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	38,967
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	22,220
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	357,332
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	60,316
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,227
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	31,584
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	44,083
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	20,138
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	45,546
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	30,103
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	24,622
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	25,391
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	113,734

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	$58,740
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	10,251

Total Health Care Providers & Services				2,922,006

Pharmaceuticals - 0.8%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	89,185	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	20,525	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	10,162	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	111,633
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	75,413
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	10,000	11,031
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	174,518
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	99,795
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	84,000	113,044
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	49,591
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	107,876
Johnson & Johnson, Senior Notes	2.100%	9/1/40	100,000	94,139
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	48,329
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	119,612
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	95,088
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	69,074
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	10,042
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	100,875
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	149,293
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	325,975
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	14,092

Total Pharmaceuticals				1,889,292

TOTAL HEALTH CARE				6,687,881

INDUSTRIALS - 2.7%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	300,614
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	110,836
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	21,149
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	41,424
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	52,150

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	$135,373
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	270,088
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	140,136
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	20,354
Boeing Co., Senior Notes	5.705%	5/1/40	100,000	127,232
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	80,905
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	320,476
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	13,688
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	21,474
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	21,716
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,200
General Dynamics Corp., Senior Notes	4.250%	4/1/50	40,000	50,634
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	30,000	39,278
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,316
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	65,990
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	37,240
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	158,969
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	194,886
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	130,000	182,547
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	42,509
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	88,137
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	79,722
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	70,734
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	180,000	220,906

Total Aerospace & Defense				2,931,683

Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	60,000	60,535
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	31,238
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	61,458
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	117,863
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	540,000	629,981	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,327	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	89,249	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	97,984	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	$67,365	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	60,000	62,082	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	41,039	41,499
United Airlines Pass-Through Trust	4.625%	9/3/22	31,127	31,764

Total Airlines				1,387,345

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	10,643

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	181,981
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	178,685
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	51,625	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	83,802

Total Commercial Services & Supplies				496,093

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	225,730
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	23,571

Total Electrical Equipment				249,301

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	80,000	83,054
3M Co., Senior Notes	3.050%	4/15/30	20,000	21,639
3M Co., Senior Notes	3.700%	4/15/50	100,000	114,341
General Electric Co., Senior Notes	3.450%	5/1/27	20,000	21,948
General Electric Co., Senior Notes	3.625%	5/1/30	40,000	44,477
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	82,145
General Electric Co., Senior Notes	6.875%	1/10/39	59,000	88,037
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	61,007

Total Industrial Conglomerates				516,648

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	10,884
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	119,518
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	41,349

Total Machinery				171,751

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	76,732
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	197,433	(a)

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	$206,879
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	45,041

Total Road & Rail				526,085

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	53,123
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	20,975
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	21,170
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	109,625
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	70,000	71,838

Total Trading Companies & Distributors				276,731

TOTAL INDUSTRIALS				6,566,280

INFORMATION TECHNOLOGY - 1.7%
IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	212,210
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	23,818
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	81,353
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	71,760
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	162,733
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	163,400

Total IT Services				715,274

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	369,462
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	43,798
Intel Corp., Senior Notes	1.600%	8/12/28	70,000	69,794
Intel Corp., Senior Notes	4.750%	3/25/50	90,000	117,741
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	29,861
Micron Technology Inc., Senior Notes	2.497%	4/24/23	80,000	82,443
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	150,102
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	122,108
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	336,650
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	81,770

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	$52,253	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	49,520

Total Semiconductors & Semiconductor Equipment				1,505,502

Software - 0.7%
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	211,184
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	210,531
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	74,169
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	180,714
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	243,461
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	5,728
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	106,033
Microsoft Corp., Senior Notes	2.921%	3/17/52	5,000	5,179
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	7,769
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	44,453
Oracle Corp., Senior Notes	1.650%	3/25/26	220,000	223,218
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	247,140
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,149
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	33,696

Total Software				1,645,424

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	201,521
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	105,868

Total Technology Hardware, Storage & Peripherals				307,389

TOTAL INFORMATION TECHNOLOGY				4,173,589

MATERIALS - 1.3%
Chemicals - 0.2%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	199,891	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	302,250	(a)

Total Chemicals				502,141

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	60,000	59,330

Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	322,101	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	256,900
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	226,733

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	$10,825
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	32,475
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	110,000	135,575
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,480	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	63,466	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	150,021	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	141,709	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	88,030	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	76,500	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	559,687
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	13,004
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	198,729

Total Metals & Mining				2,296,235

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	205,700
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	100,000	96,700

Total Paper & Forest Products				302,400

TOTAL MATERIALS				3,160,106

UTILITIES - 0.6%
Electric Utilities - 0.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	134,414
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	145,769
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	220,000	229,104
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,743
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	219,577
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	328,454
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	183,223
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	130,000	129,805
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	39,063
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	50,000	47,629

Total Electric Utilities				1,486,781

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	$43,816
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	22,849

Total Multi-Utilities				66,665

TOTAL UTILITIES				1,553,446

TOTAL CORPORATE BONDS & NOTES (Cost - $72,070,950)				77,453,521

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.7%
U.S. Government Obligations - 23.7%
U.S. Treasury Bonds	1.125%	8/15/40	2,100,000	1,807,805
U.S. Treasury Bonds	1.375%	11/15/40	240,000	215,663
U.S. Treasury Bonds	1.875%	2/15/41	690,000	675,176
U.S. Treasury Bonds	2.250%	5/15/41	730,000	759,314
U.S. Treasury Bonds	1.750%	8/15/41	480,000	459,000
U.S. Treasury Bonds	2.875%	5/15/49	200,000	234,031
U.S. Treasury Bonds	2.250%	8/15/49	320,000	331,800
U.S. Treasury Bonds	2.000%	2/15/50	880,000	864,806
U.S. Treasury Bonds	1.250%	5/15/50	3,610,000	2,954,418
U.S. Treasury Bonds	1.375%	8/15/50	5,400,000	4,558,359
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	2,327,661
U.S. Treasury Bonds	1.875%	2/15/51	3,210,000	3,062,039
U.S. Treasury Bonds	2.375%	5/15/51	1,490,000	1,590,575
U.S. Treasury Bonds	2.000%	8/15/51	520,000	510,900
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,988
U.S. Treasury Notes	0.250%	5/31/25	400,000	393,344
U.S. Treasury Notes	0.250%	6/30/25	390,000	383,145
U.S. Treasury Notes	0.250%	9/30/25	40,000	39,152
U.S. Treasury Notes	0.250%	10/31/25	50,000	48,865
U.S. Treasury Notes	0.375%	1/31/26	1,540,000	1,507,275
U.S. Treasury Notes	0.750%	3/31/26	310,000	307,869
U.S. Treasury Notes	0.750%	4/30/26	2,300,000	2,282,750
U.S. Treasury Notes	0.750%	5/31/26	1,900,000	1,884,191
U.S. Treasury Notes	0.625%	11/30/27	1,540,000	1,487,664
U.S. Treasury Notes	0.625%	12/31/27	771,800	744,787
U.S. Treasury Notes	0.750%	1/31/28	3,590,000	3,486,928
U.S. Treasury Notes	1.250%	3/31/28	1,540,000	1,540,421
U.S. Treasury Notes	1.250%	4/30/28	7,350,000	7,346,555
U.S. Treasury Notes	1.250%	5/31/28	1,910,000	1,907,463
U.S. Treasury Notes	1.250%	6/30/28	2,670,000	2,664,681

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	$1,657,520
U.S. Treasury Notes	1.125%	8/31/28	3,370,000	3,330,771
U.S. Treasury Notes	1.250%	9/30/28	1,970,000	1,961,843
U.S. Treasury Notes	1.625%	5/15/31	1,740,000	1,760,662
U.S. Treasury Notes	1.250%	8/15/31	2,030,000	1,980,995
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	531,032

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $59,382,738)				57,609,448

MORTGAGE-BACKED SECURITIES - 14.2%
FHLMC - 4.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-9/1/50	695,691	739,039
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-2/1/51	765,682	825,321
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-5/1/50	970,796	1,077,485
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-11/1/48	229,116	256,163
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-6/1/51	1,951,199	1,972,029
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-9/1/51	1,060,355	1,102,640
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	2,092,881	2,289,874
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	391,953	422,951
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,919,356	2,061,360

Total FHLMC				10,746,862

FNMA - 7.8%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	58,189	63,982
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	97,187	102,099
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-9/1/50	2,541,361	2,731,854
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-11/1/50	3,458,402	3,686,562
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-7/1/51	2,706,006	2,817,430

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.500%	10/1/36	900,000	$908,965	(g)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,202,250	1,334,753
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	42,410	50,145
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,397,200	1,550,076
Federal National Mortgage Association (FNMA)	3.500%	9/1/47	200,000	214,664	(b)
Federal National Mortgage Association (FNMA)	5.000%	10/1/48-8/1/49	523,094	576,584
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-7/1/51	2,529,738	2,549,272
Federal National Mortgage Association (FNMA)	2.000%	10/1/51-11/1/51	700,000	700,684	(g)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-11/1/51	1,500,000	1,545,332	(g)

Total FNMA				18,832,402

GNMA - 2.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	127,307	135,126
Government National Mortgage Association (GNMA)	3.500%	5/15/50	75,421	80,530
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/47	1,272,953	1,359,178
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	1,108,652	1,195,029
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	197,754	206,790
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-4/20/49	854,571	915,445
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	380,595	386,677
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	190,178	197,943
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	400,000	417,938	(g)

Total GNMA				4,894,656

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $33,833,634)				34,473,920

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 11.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		$14,445
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	445,677		164,553
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	194,523		64,107
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	380,000		140,322
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	173,500		79,120	(a)

Total Argentina					462,547

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	1,175,765
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,959,000	BRL	357,278
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	661,000	BRL	118,370
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		210,677
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		477,217

Total Brazil					2,339,307

China - 2.4%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	240,197	(h)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,202,493	(h)
China Government Bond, Senior Notes	3.290%	5/23/29	27,500,000	CNY	4,373,748

Total China					5,816,438

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	200,000		180,304
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		251,014

Total Colombia					431,318

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		$206,221	(a)

Indonesia - 1.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		397,080	(h)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	500,000		558,030
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		295,213
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	1,036,302
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,182,025
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	102,212
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	173,978

Total Indonesia					3,744,840

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		212,904

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,550,536	(h)

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		219,512	(h)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		520,944	(a)

Mexico - 2.0%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	106,280
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,810,304
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,000,000	MXN	1,631,539
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	430,000		444,665

Total Mexico					4,992,788

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		207,876	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		198,097

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		$162,869

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		237,542

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		425,249	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		244,518	(a)

Total Qatar					669,767

Russia - 1.5%
Russian Federal Bond - OFZ	7.000%	8/16/23	39,550,000	RUB	542,582
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	107,915
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	922,851
Russian Federal Bond - OFZ	6.900%	5/23/29	62,801,000	RUB	850,542
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	621,833
Russian Federal Bond - OFZ	7.700%	3/16/39	37,190,000	RUB	528,023

Total Russia					3,573,746

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	760,000		777,073	(a)

TOTAL SOVEREIGN BONDS (Cost - $28,519,178)					27,324,325

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 8.1%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. USD LIBOR + 2.827%)	2.911%	9/15/34	410,000		409,091	(a)(d)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000		698,579
BANK, 2017-BNK7 A5	3.435%	9/15/60	190,000		208,015
BANK, 2017-BNK7 XA, IO	0.901%	9/15/60	3,163,633		111,140	(d)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000		363,250	(a)(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000		520,419	(d)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	108,131		108,337	(a)(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.134%	11/15/35	238,000		238,984	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.606%	5/25/35	156,190		145,937	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.336%	8/25/35	332,624		332,217	(a)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.386%	8/25/35	362,942	$364,058	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.984%	11/15/37	589,794	591,662	(a)(d)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	0.964%	12/15/31	80,472	80,635	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.482%	6/15/50	500,000	517,546	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	503,425	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.600%)	5.684%	7/15/32	800,000	685,272	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	412,953	424,222	(a)(d)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	210,002	212,492	(a)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	480,000	480,877	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.833%	7/25/47	245,316	249,635	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	95,443	95,150	(a)(d)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	115,655	116,231	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	94,037	95,458	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	115,533	117,316	(a)(d)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	118,493	118,713	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.437%	7/25/26	1,038,431	54,061	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.447%	7/25/35	139,863	20,359	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.346%	2/15/37	1,864,392	375,915	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	82,937	11,065
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	184,323	27,183
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	95,139	13,688
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	94,499	12,305

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.936%	2/25/50	221,463	$223,440	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.850%	1/25/51	120,000	120,496	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.772%	2/15/38	31,354	1,812	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.536%	10/25/29	460,000	477,291	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.686%	12/25/42	670,000	693,520	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	110,000	112,817	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.336%	1/25/29	304,927	316,388	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.236%	10/25/30	338,699	343,531	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.336%	1/25/31	200,000	211,028	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.136%	1/25/40	87,933	88,490	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.541%	2/25/43	73,812	81,914	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	97,818	107,120	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,827	216,489	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.433%	8/25/55	280,981	11,996	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	102,529	$95,346
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	90,379	14,558
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	19,825	19,906	(a)(d)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	468,269
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.963%	3/20/42	458,474	101,034	(d)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.515%	4/16/42	242,686	51,081	(d)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.227%	10/16/54	3,573,412	59,008	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.768%	11/16/47	55,046	57,291	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.320%	6/16/48	7,157	7,644	(d)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.550%	8/16/54	832,560	17,950	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	156,209	24,382
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,115,688	197,740
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	10/16/46	289,225	80,866	(d)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	3,170	3,182
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	94,236	12,661
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	93,973	12,687
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	95,383	13,336
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	190,241	26,393
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.590%	6/20/69	246,971	248,790	(d)

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.237%	5/20/70	177,188	$186,056	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.337%	4/20/70	78,210	80,684	(d)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.634%	9/15/31	530,000	468,821	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.750%)	2.834%	9/15/31	530,000	425,967	(a)(d)
GS Mortgage Securities Corp. Trust, 2021- ROSS A (1 mo. USD LIBOR + 1.150%)	1.234%	5/15/26	290,000	290,788	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.834%	5/15/28	128,833	119,178	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	211,777
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	126,566	128,954	(a)(d)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	0.934%	5/15/23	110,000	110,288	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	337	337
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.470%	12/12/49	21,910	13,228	(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.934%	11/15/34	281,410	281,096	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	264,323	(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.484%	5/15/36	330,000	327,307	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.869%	4/26/47	1,691	1,693	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.869%	4/26/47	730,000	732,435	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.604%	4/26/47	34,400	34,655	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	330,000	330,204	(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	522,334	560,761	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	306,660	$327,688	(a)(d)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	251,661	(a)(d)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	92,428	95,627	(a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	120,000	120,364	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.031%	7/26/37	31,524	31,807	(a)(d)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	289,176	290,314	(a)(d)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	111,939	112,258	(a)(d)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	147,438	147,564	(a)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	7/25/56	250,000	251,250	(a)(d)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.234%	5/15/38	140,000	140,602	(a)(d)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	211,101	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	40,723	41,418	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.396%	3/15/50	2,061,999	116,807	(d)
ZH Trust, 2021-2 A	2.349%	10/17/27	150,000	150,750	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,762,825)				19,679,456

SENIOR LOANS - 5.9%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	59,850	60,010	(d)(j)(k)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	3/1/27	235,410	232,825	(d)(j)(k)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	3/9/27	140,000	138,927	(d)(j)(k)

Total Diversified Telecommunication Services				431,762

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.835%	2/15/24	49,413	49,170	(d)(j)(k)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	129,351	$128,557	(d)(j)(k)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.840%	4/30/25	298,945	298,870	(d)(j)(k)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.840%	2/1/27	39,298	39,091	(d)(j)(k)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	5/1/26	164,138	163,130	(d)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	271,966	272,051	(d)(j)(k)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	128,171	127,386	(d)(j)(k)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.584%	12/17/26	108,034	107,936	(d)(j)(k)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	281,750	281,788	(d)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.584%	1/31/28	280,000	278,461	(d)(j)(k)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.584%	4/30/28	200,000	198,611	(d)(j)(k)

Total Media				1,767,324

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, October 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.334%	1/15/26	39,898	39,424	(d)(j)(k)
CSC Holdings LLC, September 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	4/15/27	39,400	39,010	(d)(j)(k)

Total Wireless Telecommunication Services				78,434

TOTAL COMMUNICATION SERVICES				2,455,247

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Clarios Global LP, First Amendment First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.250%)	3.335%	4/30/26	191,274	190,676	(d)(j)(k)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	206,133	206,144	(d)(j)(k)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.837%	11/19/26	183,379	$181,468	(d)(j)(k)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 2.000%)	4.000%	7/21/28	67,860	67,797	(d)(j)(k)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.834%	1/15/27	135,213	132,356	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.834%	12/23/24	534,391	531,909	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan B1 (3 mo. USD LIBOR + 3.500%)	3.583%	7/21/25	148,500	148,799	(d)(j)(k)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/29/27	49,875	49,891	(d)(j)(k)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.087%	11/30/23	117,764	117,543	(d)(j)(k)
Golden Nugget Inc., First Lien Initial Term Loan	3.250%	10/4/23	22,634	22,556	(d)(j)(k)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.836%	6/22/26	188,276	186,909	(d)(j)(k)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.584%	5/29/26	76,967	76,790	(d)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.834%	8/14/24	230,056	229,323	(d)(j)(k)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	149,201	147,930	(d)(j)(k)

Total Hotels, Restaurants & Leisure				1,893,271

Specialty Retail - 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	97,011	97,339	(d)(j)(k)
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	59,550	59,870	(d)(j)(k)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	109,225	109,298	(d)(j)(k)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	89,775	89,969	(d)(j)(k)

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	119,400	$119,517	(d)(j)(k)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	10,000	10,002	(d)(j)(k)

Total Specialty Retail				485,995

TOTAL CONSUMER DISCRETIONARY				2,776,086

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	169,575	169,565	(d)(j)(k)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.334%	1/29/27	88,875	87,981	(d)(j)(k)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.084%	9/13/26	9,475	9,365	(d)(j)(k)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	6/27/23	50,565	50,327	(d)(j)(k)

Total Food & Staples Retailing				147,673

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	49,750	49,802	(d)(j)(k)

TOTAL CONSUMER STAPLES				367,040

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pilot Travel Centers LLC, Initial Term Loan B	—	8/4/28	370,000	369,175	(l)

FINANCIALS - 0.7%
Capital Markets - 0.1%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.566%)	2.632%	2/1/27	47,239	46,829	(d)(j)(k)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.084%	7/3/24	126,996	126,262	(d)(j)(k)
Zebra Buyer LLC, Term Loan	—	4/21/28	110,000	110,471	(l)

Total Capital Markets				283,562

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.4%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	2/2/28	158,751	$157,504	(d)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	177,750	178,486	(d)(j)(k)
Hudson River Trading LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	3.085%	3/20/28	89,775	89,391	(d)(j)(k)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	1/26/28	68,016	67,429	(d)(j)(k)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.834%	11/16/26	126,051	125,431	(d)(j)(k)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	176,714	176,506	(d)(j)(k)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.082%	3/1/26	50,232	50,218	(d)(j)(k)

Total Diversified Financial Services				844,965

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	99,250	98,754	(d)(j)(k)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.084%	11/3/24	116,831	115,735	(d)(j)(k)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.334%	12/23/26	160,569	158,389	(d)(j)(k)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.334%	7/31/27	69,650	68,710	(d)(j)(k)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.209%	11/3/23	22,919	22,817	(d)(j)(k)

Total Insurance				464,405

TOTAL FINANCIALS				1,592,932

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan	—	10/23/28	200,000	199,687	(l)

Health Care Providers & Services - 0.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.834%	8/6/26	108,075	108,170	(d)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	59,188	58,948	(d)(j)(k)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.072%	11/15/27	275,894	271,755	(d)(j)(k)

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.834%	11/17/25	198,785	$198,750	(d)(j)(k)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	9/27/24	110,000	110,031	(d)(j)(k)(l)
Parexel International Corp., Term Loan	—	8/11/28	80,000	80,113	(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.336%	3/5/26	88,081	87,661	(d)(j)(k)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.585%	3/5/26	139,300	138,952	(d)(j)(k)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	290,000	289,517	(d)(j)(k)

Total Health Care Providers & Services				1,343,897

Health Care Technology - 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	303,816	305,069	(d)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	241,196	241,208	(d)(j)(k)

Total Health Care Technology				546,277

Life Sciences Tools & Services - 0.2%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	167,694	168,438	(d)(j)(k)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	278,600	278,484	(d)(j)(k)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	41,781	41,967	(d)(j)(k)

Total Life Sciences Tools & Services				488,889

Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	11/27/25	17,637	17,610	(d)(j)(k)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	6/2/25	130,288	130,271	(d)(j)(k)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	238,448	239,343	(d)(j)(k)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	139,300	$139,213	(d)(j)(k)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	229,425	230,000	(d)(j)(k)

Total Pharmaceuticals				756,437

TOTAL HEALTH CARE				3,335,187

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	59,550	59,666	(d)(j)(k)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.334%	12/9/25	9,924	9,815	(d)(j)(k)

Total Aerospace & Defense				69,481

Airlines - 0.1%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	80,000	80,433	(d)(j)(k)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	159,200	160,657	(d)(j)(k)

Total Airlines				241,090

Building Products - 0.0%††
Quikrete Holdings Inc., Term Loan B1	—	1/31/27	90,000	89,837	(l)

Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	254,147	254,651	(d)(j)(k)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	10/1/26	171,672	170,948	(d)(j)(k)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	48,094	48,233	(d)(j)(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.084%	8/27/25	149,694	150,099	(d)(j)(k)

Total Commercial Services & Supplies				623,931

Construction & Engineering - 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	4/13/28	29,925	29,966	(d)(j)(k)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	48,699	$48,417	(d)(j)(k)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	276,470	275,087	(d)(j)(k)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.833%	2/24/25	110,000	109,567	(d)(j)(k)

Total Road & Rail				384,654

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	58,050	57,869	(d)(j)(k)

TOTAL INDUSTRIALS				1,545,245

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.834%	4/28/28	89,775	89,679	(d)(j)(k)

Software - 0.4%
Cloudera Inc., Initial Term Loan	—	10/8/28	70,000	70,022	(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.084%	10/16/26	276,693	277,078	(d)(j)(k)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	290,000	290,363	(d)(j)(k)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	238,800	239,360	(d)(j)(k)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	210,000	209,584	(d)(j)(k)

Total Software				1,086,407

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	100,056	100,136	(d)(j)(k)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.838%	4/29/23	16,476	16,498	(d)(j)(k)

Total Technology Hardware, Storage & Peripherals				116,634

TOTAL INFORMATION TECHNOLOGY				1,292,720

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Chemicals - 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	99,750	$99,912	(d)(j)(k)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.856%	7/1/26	139,402	138,810	(d)(j)(k)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	2/4/27	250,320	249,936	(d)(j)(k)

Total Containers & Packaging				388,746

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	9/7/27	79,274	79,082	(d)(j)(k)

TOTAL MATERIALS				567,740

TOTAL SENIOR LOANS (Cost - $14,303,527)				14,301,372

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.1%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	1.284%	6/15/36	340,000	340,402	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	396,000	404,669	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	290,025	(a)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	0.206%	11/25/36	173,307	167,422	(d)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.246%	11/25/36	263,888	261,587	(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	319,070
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	229,425	230,797	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	320,000	319,200	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	106,548	106,581	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4 (1 mo. USD LIBOR + 0.930%)	1.016%	12/25/35	110,000	110,225	(d)

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Legacy Mortgage Asset Trust, 2019-GS3 A1, Step bond	3.750%	4/25/59	212,931	$214,580	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	0.984%	1/15/43	243,008	243,925	(a)(d)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.436%	6/25/65	341,242	352,356	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	216,803	218,846	(a)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	118,251	127,192
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	228,780	243,887
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.406%	6/15/39	400,339	393,834	(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	120,000	120,320	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	486,442	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	450,000	449,816	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	192,868	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	170,680	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	144,400	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.806%	7/25/35	228,201	228,369	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	0.506%	2/25/37	369,316	364,460	(d)
Towd Point Mortgage Trust, 2016-3 B1	4.083%	4/25/56	110,000	117,677	(a)(d)
Towd Point Mortgage Trust, 2017-4 B2	3.427%	6/25/57	250,000	264,181	(a)(d)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	210,644	(a)(d)
TRP - TRIP Rail Master Funding LLC, 2021-2 A	2.150%	6/19/51	109,042	110,080	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	79,038	83,505
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	109,725	111,119	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,274,895)				7,399,159

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed (Cost - $410,499)		1.375%	2/15/44	398,273	$547,662

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		10/1/21	11	11,000	344
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		10/22/21	11	11,000	6,875
U.S. Treasury 10-Year Notes Futures, Call @ $131.75		10/22/21	14	14,000	7,000
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		10/8/21	5	5,000	859
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00		10/22/21	19	19,000	13,359
U.S. Treasury Long-Term Bonds Futures, Call @ $164.00		10/22/21	18	18,000	2,813

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $74,869)					31,250

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.73	Goldman Sachs Group Inc.	11/22/21	560,000	560,000	6,280
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	11/22/21	1,120,000	1,120,000	12,850
U.S. Dollar/Japanese Yen, Put @ 107.80JPY	Morgan Stanley & Co. Inc.	11/10/21	2,406,000	2,406,000	1,596
U.S. Dollar/New Zealand Dollar, Put @ $0.71	Goldman Sachs Group Inc.	11/22/21	850,000	850,000	3,531

TOTAL OTC PURCHASED OPTIONS (Cost - $40,635)					24,257

TOTAL PURCHASED OPTIONS (Cost - $115,504)					55,507

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)		108,106,087	$0	*(e)(f)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $237,557,681)			238,844,370

RATE
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $935,585)	0.010%	935,585	935,585	(n)

TOTAL INVESTMENTS - 98.6% (Cost - $238,493,266)			239,779,955
Other Assets in Excess of Liabilities - 1.4%			3,497,629

TOTAL NET ASSETS - 100.0%			$243,277,584

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Portfolio held TBA securities with a total cost of $3,602,462.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $935,585 and the cost was $935,585 (Note 2).

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	$133.50	11	$11,000	$0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	134.00	11	11,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	132.50	16	16,000	(3,500)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	133.00	22	22,000	(2,406)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	134.00	11	11,000	(344)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	136.50	21	21,000	(656)
U.S. Treasury 10-Year Notes Futures, Put	10/1/21	132.50	11	11,000	(9,797)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	131.00	12	12,000	(3,937)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	131.50	12	12,000	(6,187)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	130.50	21	21,000	(10,172)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	132.00	5	5,000	(5,391)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	165.00	4	4,000	(438)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	166.00	15	15,000	(1,172)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	167.00	5	5,000	(234)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		11/26/21	$164.00	5	$5,000	$(2,813)
U.S. Treasury Long-Term Bonds Futures, Call		11/26/21	165.00	10	10,000	(4,219)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $62,027)						$(51,266)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/New Zealand Dollar, Put (Premiums received - $4,794)	Goldman Sachs Group Inc.	11/22/21	$0.73	850,000	$850,000	$(766)

TOTAL WRITTEN OPTIONS (Premiums received - $66,821)						$(52,032)

(a)	Value is less than $1.

At September 30, 2021, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	47	6/23	$11,660,921	$11,657,762	$(3,159)
90-Day Eurodollar	10	9/23	2,477,084	2,474,750	(2,334)
90-Day Eurodollar	283	12/23	69,995,682	69,939,913	(55,769)
Australian 10-Year Bonds	26	12/21	2,708,481	2,659,218	(49,263)
Euro	1	12/21	148,924	145,000	(3,924)
Euro-OAT	13	12/21	2,543,175	2,498,966	(44,209)
Mexican Peso	3	12/21	74,259	71,985	(2,274)
U.S. Treasury 2-Year Notes	43	12/21	9,468,348	9,462,352	(5,996)
U.S. Treasury 5-Year Notes	466	12/21	57,508,417	57,197,861	(310,556)
U.S. Treasury Ultra Long-Term Bonds	96	12/21	18,983,123	18,342,000	(641,123)

					(1,118,607)

Contracts to Sell:
90-Day Eurodollar	181	12/21	45,147,564	45,173,075	(25,511)
Euro-Bund	48	12/21	9,619,961	9,442,128	177,833
Euro-Buxl	7	12/21	1,698,316	1,648,772	49,544
Japanese 10-Year Bonds	4	12/21	5,458,976	5,440,316	18,660
U.S. Treasury 10-Year Notes	80	12/21	10,636,778	10,528,750	108,028
U.S. Treasury Long-Term Bonds	5	12/21	819,994	796,094	23,900
U.S. Treasury Ultra 10-Year Notes	34	12/21	5,043,098	4,938,500	104,598

					457,052

Net unrealized depreciation on open futures contracts					$(661,555)

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At September 30, 2021, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	27,646,086	USD	365,486	Citibank N.A.	10/18/21	$6,216
USD	371,837	INR	27,646,086	Citibank N.A.	10/18/21	135
USD	105,715	IDR	1,522,077,595	Bank of America N.A.	10/19/21	(431)
USD	1,627,920	EUR	1,370,529	BNP Paribas SA	10/19/21	39,791
CAD	5,973,028	USD	4,755,497	Citibank N.A.	10/19/21	(39,840)
CNY	13,984,290	USD	2,158,236	Citibank N.A.	10/19/21	2,908
USD	743,103	CNY	4,844,290	Citibank N.A.	10/19/21	(5,538)
USD	1,402,120	CNY	9,140,000	Citibank N.A.	10/19/21	(10,384)
USD	36,867	EUR	31,000	Citibank N.A.	10/19/21	945
USD	54,757	EUR	46,000	Citibank N.A.	10/19/21	1,453
USD	80,266	EUR	68,000	Citibank N.A.	10/19/21	1,470
USD	94,932	EUR	80,000	Citibank N.A.	10/19/21	2,230
USD	105,826	EUR	90,000	Citibank N.A.	10/19/21	1,536
USD	38,955	MXN	799,959	Citibank N.A.	10/19/21	315
USD	100,533	MXN	2,040,000	Citibank N.A.	10/19/21	1,996
CAD	3,520,000	USD	2,835,664	Goldman Sachs Group Inc.	10/19/21	(56,652)
GBP	1,003,230	USD	1,388,670	Goldman Sachs Group Inc.	10/19/21	(36,887)
RUB	4,800,000	USD	64,117	Goldman Sachs Group Inc.	10/19/21	1,601
RUB	12,724,172	USD	171,280	Goldman Sachs Group Inc.	10/19/21	2,927
RUB	19,570,000	USD	263,026	Goldman Sachs Group Inc.	10/19/21	4,908
ZAR	5,615,137	USD	386,026	Goldman Sachs Group Inc.	10/19/21	(14,107)
AUD	3,452,361	USD	2,589,271	JPMorgan Chase & Co.	10/19/21	(93,184)
CNH	10,883,867	USD	1,680,387	JPMorgan Chase & Co.	10/19/21	4,994
IDR	7,900,882,481	USD	535,363	JPMorgan Chase & Co.	10/19/21	15,625
JPY	274,498,821	USD	2,501,112	JPMorgan Chase & Co.	10/19/21	(34,388)
USD	1,669,356	CNH	10,883,867	JPMorgan Chase & Co.	10/19/21	(16,025)
EUR	240,000	USD	283,810	Morgan Stanley & Co. Inc.	10/19/21	(5,705)
MXN	12,093,278	USD	595,736	Morgan Stanley & Co. Inc.	10/19/21	(11,597)
RUB	141,423,802	USD	1,863,168	Morgan Stanley & Co. Inc.	10/19/21	73,078
USD	899,377	BRL	4,728,037	Morgan Stanley & Co. Inc.	10/19/21	33,817
USD	41,373	EUR	35,000	Morgan Stanley & Co. Inc.	10/19/21	816
USD	71,135	EUR	60,000	Morgan Stanley & Co. Inc.	10/19/21	1,609
USD	5,387,592	EUR	4,530,000	Morgan Stanley & Co. Inc.	10/19/21	138,362
USD	457,892	MXN	9,253,319	Morgan Stanley & Co. Inc.	10/19/21	10,931
USD	368,796	ZAR	5,615,137	Morgan Stanley & Co. Inc.	10/19/21	(3,123)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	51

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	125,000	USD	146,659	Morgan Stanley & Co. Inc.	12/15/21	$(1,628)
INR	27,646,086	USD	368,075	Citibank N.A.	1/18/22	91
MXN	799,959	USD	38,463	Citibank N.A.	1/18/22	(311)
USD	2,141,545	CNY	13,984,290	Citibank N.A.	1/18/22	(4,661)
USD	1,668,895	CNH	10,883,867	JPMorgan Chase & Co.	1/18/22	(4,399)
ZAR	5,615,137	USD	364,120	Morgan Stanley & Co. Inc.	1/18/22	3,136

Total						$12,030

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2021, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(27,266)
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024%**	$1,183	(34,130)
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024%**	1,479	(36,789)
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(22,377)

Total						$2,662	$(120,562)

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
7,197,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(12)	$2,225
20,340,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(45,259)
5,805,000		5/15/27	0.710% annually	Daily SOFR Compound annually	20,982	56,800
6,743,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	8,728	2,528
9,554,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	15,604	(69,247)
28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	9,420	1,679
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	19,407	(2,040)
2,140,000		7/20/45	0.560% annually	Daily SOFR annually	15,715	429,076
820,000		8/19/45	0.740% annually	Daily SOFR annually	—	137,629
521,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	23,858	87,877
1,853,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	22,456	314,241
540,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	2,974	72,355
181,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	208	24,086
546,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	3,215	24,060
1,901,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	15,142	77,480
1,431,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	11,292	(53,254)
769,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(17,981)	29,206

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	53

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	620,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	$(21,449)
	700,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	$11,875	143,804
	996,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	5,037	149,753
	100,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	1,040	(4,870)
	302,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(38)	(13,491)
	898,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(4,002)	44,963

Total					$164,920	$1,388,152

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.36 Index	$770,000	6/20/26	5.000% quarterly	$70,183	$58,944	$11,239
Markit CDX.NA.HY.37 Index	2,780,000	12/20/26	5.000% quarterly	255,591	266,308	(10,717)
Markit CDX.NA.IG.37 Index	29,115,000	12/20/26	1.000% quarterly	689,152	702,857	(13,705)

Total	$32,665,000			$1,014,926	$1,028,109	$(13,183)

See Notes to Schedule of Investments.

54	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

Western Asset Core Plus VIT Portfolio

Schedule of investments (unaudited) (cont’d)	September 30, 2021

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	55

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

56

Notes to Schedule of Investments (unaudited) (continued)

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

57

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$23,880,835	$114,936		$23,995,771
Other Corporate Bonds & Notes	—	53,457,750	—		53,457,750
U.S. Government & Agency Obligations	—	57,609,448	—		57,609,448
Mortgage-Backed Securities	—	34,473,920	—		34,473,920
Sovereign Bonds	—	27,324,325	—		27,324,325
Collateralized Mortgage Obligations	—	19,679,456	—		19,679,456
Senior Loans	—	14,301,372	—		14,301,372
Asset-Backed Securities	—	7,399,159	—		7,399,159
U.S. Treasury Inflation Protected Securities	—	547,662	—		547,662
Purchased Options:
Exchange-Traded Purchased Options	$31,250	—	—		31,250
OTC Purchased Options	—	24,257	—		24,257
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	31,250	238,698,184	114,936		238,844,370

Short-Term Investments†	935,585	—	—		935,585

Total Investments	$966,835	$238,698,184	$114,936		$239,779,955

Other Financial Instruments:
Futures Contracts††	$482,563	—	—		$482,563
Forward Foreign Currency Contracts††	—	$350,890	—		350,890
Centrally Cleared Interest Rate Swaps††	—	1,597,762	—		1,597,762
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	11,239	—		11,239

Total Other Financial Instruments	$482,563	$1,959,891	—		$2,442,454

Total	$1,449,398	$240,658,075	$114,936		$242,222,409

58

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$51,266	—	—	$51,266
OTC Written Options	—	$766	—	766
Futures Contracts††	1,144,118	—	—	1,144,118
Forward Foreign Currency Contracts††	—	338,860	—	338,860
OTC Interest Rate Swaps‡	—	117,900	—	117,900
Centrally Cleared Interest Rate Swaps††	—	209,610	—	209,610
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	24,422	—	24,422

Total	$1,195,384	$691,558	—	$1,886,942

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,596,920	$61,753,401	61,753,401	$67,414,736	67,414,736	—	$202	—	$935,585

59